Annual Fund Operating Expenses - AST BlackRock Loomis Sayles Bond Portfolio - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.46%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses Over Assets [Item]	0.03%
= Total Annual Portfolio Operating Expenses	0.74%
- Fee Waiver and/or Expense Reimbursement	(0.04%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%	[1]

[1]	The Manager has contractually agreed to waive 0.035% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.